Share-based Compensation - Stock option plan - (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Share-based Compensation.
Unrecognized compensation expenses related to unvested awards granted	¥ 77.0		¥ 79.5
Weighted average grant date fair value of options granted	¥ 1.8692	¥ 0.4851